Condensed Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 7,332	$ 1,413,268	$ (564,072)			$ 856,528
Balance, shares at Dec. 31, 2022	73,319,800
Net income (loss)			19,214		(637)	18,577
Foreign currency translation				(60,389)		(60,389)
Issuance of share for acquisition of StarFIN Holdings Limited on February 23, 2023	$ 823	9,054,419	(7,351,165)	(260,052)		1,444,025
Issuance of share for acquisition of StarFIN Holdings Limited on February 23, 2023, shares	8,232,038
Effect on acquisition of TellUS Report Sdn Bhd					8	8
Balance at Dec. 31, 2023	$ 8,155	10,467,687	(7,896,023)	(320,441)	(629)	2,258,749
Balance, shares at Dec. 31, 2023	81,551,838
Net income (loss)			(278,111)		(3,405)	(281,516)
Foreign currency translation				(48,950)		(48,950)
Balance at Mar. 31, 2024	$ 8,155	10,467,687	(8,174,134)	(369,391)	(4,034)	1,928,283
Balance, shares at Mar. 31, 2024	81,551,838
Balance at Dec. 31, 2023	$ 8,155	10,467,687	(7,896,023)	(320,441)	(629)	2,258,749
Balance, shares at Dec. 31, 2023	81,551,838
Net income (loss)						(390,648)
Foreign currency translation						166,137
Balance at Sep. 30, 2024	$ 8,155	10,467,687	(8,270,749)	(154,305)	(16,551)	2,034,237
Balance, shares at Sep. 30, 2024	81,551,838
Balance at Dec. 31, 2023	$ 8,155	10,467,687	(7,896,023)	(320,441)	(629)	2,258,749
Balance, shares at Dec. 31, 2023	81,551,838
Net income (loss)			(143,577)		(18,391)	(161,968)
Foreign currency translation				48,571		48,571
Balance at Dec. 31, 2024	$ 8,155	10,467,687	(8,039,600)	(271,870)	(19,020)	2,145,352
Balance, shares at Dec. 31, 2024	81,551,838
Balance at Mar. 31, 2024	$ 8,155	10,467,687	(8,174,134)	(369,391)	(4,034)	1,928,283
Balance, shares at Mar. 31, 2024	81,551,838
Net income (loss)			(281,096)		(3,940)	(285,036)
Foreign currency translation				1,377		1,377
Balance at Jun. 30, 2024	$ 8,155	10,467,687	(8,455,230)	(368,014)	(7,974)	1,644,624
Balance, shares at Jun. 30, 2024	81,551,838
Net income (loss)			184,481		(8,577)	175,904
Foreign currency translation				213,709		213,709
Balance at Sep. 30, 2024	$ 8,155	10,467,687	(8,270,749)	(154,305)	(16,551)	2,034,237
Balance, shares at Sep. 30, 2024	81,551,838
Balance at Dec. 31, 2024	$ 8,155	10,467,687	(8,039,600)	(271,870)	(19,020)	2,145,352
Balance, shares at Dec. 31, 2024	81,551,838
Net income (loss)			(482,429)		(7,034)	(489,463)
Foreign currency translation				14,044		14,044
New issuance of shares on January 20, 2025	$ 37	327,563				327,600
New issuance of shares on January 20, 2025, shares	364,000
Balance at Mar. 31, 2025	$ 8,192	10,795,250	(8,522,029)	(257,826)	(26,054)	1,997,533
Balance, shares at Mar. 31, 2025	81,915,838
Balance at Dec. 31, 2024	$ 8,155	10,467,687	(8,039,600)	(271,870)	(19,020)	2,145,352
Balance, shares at Dec. 31, 2024	81,551,838
Net income (loss)						(326,764)
Foreign currency translation						121,093
Balance at Sep. 30, 2025	$ 8,192	10,795,250	(8,339,723)	(150,777)	(45,661)	2,267,281
Balance, shares at Sep. 30, 2025	81,915,838
Balance at Mar. 31, 2025	$ 8,192	10,795,250	(8,522,029)	(257,826)	(26,054)	1,997,533
Balance, shares at Mar. 31, 2025	81,915,838
Net income (loss)			(197,801)		(10,419)	(208,220)
Foreign currency translation				88,346		88,346
Balance at Jun. 30, 2025	$ 8,192	10,795,250	(8,719,830)	(169,480)	(36,473)	1,877,659
Balance, shares at Jun. 30, 2025	81,915,838
Net income (loss)			380,107		(9,188)	370,919
Foreign currency translation				18,703		18,703
Balance at Sep. 30, 2025	$ 8,192	$ 10,795,250	$ (8,339,723)	$ (150,777)	$ (45,661)	$ 2,267,281
Balance, shares at Sep. 30, 2025	81,915,838